As filed with the Securities and Exchange Commission on March 15, 2019.

Registration Nos.:
333-20891
811-08039

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 48
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 49

THIRD AVENUE TRUST
(Exact name of Registrant as Specified in Charter)

622 Third Avenue, New York, New York 10017
(Address of Principal Executive Offices including Zip Code)

(800) 443-1021 (toll-free), (212) 888-5222
(Registrant’s Telephone Number, including Area Code)

Please send copies of communications to:
W. James Hall III
Third Avenue Management LLC
622 Third Avenue
New York, New York 10017

Michael K. Hoffman, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036
(Name and Address of Agent for Service)

☒	immediately upon filing pursuant to paragraph (b)

☐	on [ ] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (Date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (DATE) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 15th day of March, 2019.

THIRD AVENUE TRUST

By: /s/ W. James Hall III
President, General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	CAPACITY	DATE

/s/ W. James Hall III	President, General Counsel and Secretary	3/15/19
W. James Hall III
Treasurer, Chief Financial Officer and
/s/ Michael Buono*	Principal Accounting Officer	3/15/19
Michael Buono

/s/ William E. Chapman *	Trustee	3/15/19
William E. Chapman

/s/Lucinda Franks*	Trustee	3/15/19
Lucinda Franks

/s/ Edward J. Kaier*	Trustee	3/15/19
Edward J. Kaier

/s/ Eric Rakowski*	Trustee	3/15/19
Eric Rakowski

/s/ Patrick Reinkemeyer*	Trustee	3/15/19
Patrick Reinkemeyer

/s/ Charles C. Walden*	Trustee and Chairman	3/15/19
Charles C. Walden

*By W. James Hall, pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase